Offerings - Offering: 1	Apr. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	2,156,250
Proposed Maximum Offering Price per Unit	17.00
Maximum Aggregate Offering Price	$ 36,656,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,062.23
Offering Note	(1) Represents only the additional number of shares being registered and includes 281,250 shares of common stock issuable upon exercise of the underwriters' option to purchase additional shares. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333-294697), as amended (the "Earlier Registration Statement"). (2) Based on the public offering price. (3) The registration fee is calculated in accordance with Rule 457(a) under the Securities Act of 1933, as amended, based on the proposed maximum aggregate offering price. The registrant previously registered securities on the Earlier Registration Statement having a proposed maximum aggregate offering price of $183,281,250.00, which was declared effective by the Securities and Exchange Commission on April 16, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $36,656,250.00 is hereby registered, which includes shares issuable upon the exercise of the underwriters' option to purchase additional shares.